Schedule of Debt (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025
Short-Term Debt [Line Items]
Interest Rate	65.00%
Loan #1 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 22, 2022
Maturity Date		Feb. 06, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price	$ 0.033	$ 0.033			$ 0.033
Debt Type		Convertible Note Payable
Loan #1 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 22, 2022	Sep. 22, 2022
Maturity Date	Feb. 06, 2024	Feb. 06, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #2 [Member]
Short-Term Debt [Line Items]
Issue Date		Feb. 05, 2023
Maturity Date		Feb. 05, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033					$ 0.033
Debt Type		Convertible Note Payable
Loan #2 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 22, 2022	Sep. 22, 2022
Maturity Date	Feb. 06, 2024	Feb. 06, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #3 [Member]
Short-Term Debt [Line Items]
Issue Date		Feb. 28, 2023
Maturity Date		Feb. 28, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #3 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 28, 2023	Feb. 28, 2023
Maturity Date	Feb. 28, 2024	Feb. 28, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #4 [Member]
Short-Term Debt [Line Items]
Issue Date		Mar. 24, 2023
Maturity Date		Mar. 24, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral			All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #4 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Mar. 24, 2023	Mar. 24, 2023
Maturity Date	Mar. 24, 2024	Mar. 24, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #5 [Member]
Short-Term Debt [Line Items]
Issue Date		Apr. 17, 2023
Maturity Date		Apr. 17, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #5 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 17, 2023	Apr. 17, 2023
Maturity Date	Apr. 17, 2024	Apr. 17, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #6 [Member]
Short-Term Debt [Line Items]
Issue Date		Jun. 01, 2023
Maturity Date		Jun. 01, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral			All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #6 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 01, 2023	Jun. 01, 2023
Maturity Date	Jun. 01, 2024	Jun. 01, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #7 [Member]
Short-Term Debt [Line Items]
Issue Date		Oct. 05, 2023
Maturity Date		Oct. 05, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #7 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Oct. 05, 2023	Oct. 05, 2023
Maturity Date	Oct. 05, 2024	Oct. 05, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #8 [Member]
Short-Term Debt [Line Items]
Issue Date		Nov. 17, 2023
Maturity Date		Nov. 17, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #8 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 17, 2023	Nov. 17, 2023
Maturity Date	Nov. 17, 2024	Nov. 17, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #9 [Member]
Short-Term Debt [Line Items]
Issue Date		Dec. 06, 2023
Maturity Date		Dec. 06, 2024
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #9 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Dec. 06, 2023	Dec. 06, 2023
Maturity Date	Dec. 06, 2024	Dec. 06, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #10 [Member]
Short-Term Debt [Line Items]
Issue Date		Jan. 24, 2024
Maturity Date		Jan. 24, 2025
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #10 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 24, 2024	Jan. 24, 2024
Maturity Date	Jan. 24, 2025	Jan. 24, 2025
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #11 [Member]
Short-Term Debt [Line Items]
Issue Date		Mar. 13, 2024
Maturity Date		Mar. 13, 2025
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #11 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Mar. 13, 2024	Mar. 13, 2024
Maturity Date	Mar. 13, 2025	Mar. 13, 2025
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #12 [Member]
Short-Term Debt [Line Items]
Issue Date		May 05, 2024
Maturity Date		May 05, 2025
Interest Rate			15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #12 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	May 05, 2024	May 05, 2024
Maturity Date	May 05, 2025	May 05, 2025
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #13 [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 24, 2024
Maturity Date		Sep. 24, 2025
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #13 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 24, 2024	Sep. 24, 2024
Maturity Date	Sep. 24, 2025	Sep. 24, 2025
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #14 [Member]
Short-Term Debt [Line Items]
Issue Date		Feb. 19, 2025
Maturity Date		Feb. 19, 2026
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #14 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Feb. 19, 2025	Feb. 19, 2025
Maturity Date	Feb. 19, 2026	Feb. 19, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #15 [Member]
Short-Term Debt [Line Items]
Issue Date		Mar. 13, 2025
Maturity Date		Mar. 13, 2027
Interest Rate		15.00%
Default Interest Rate		24.00%
Collateral		All assets
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #15 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Mar. 13, 2025	Mar. 13, 2025
Maturity Date	Mar. 13, 2027	Mar. 13, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	24.00%	24.00%
Collateral	All Assets	All Assets
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #16 [Member]
Short-Term Debt [Line Items]
Issue Date		Jun. 29, 2023
Maturity Date		Nov. 01, 2025
Interest Rate		15.00%
Default Interest Rate		16.00%
Collateral		Unsecured
Conversion Price		$ 0.033		$ 0.033		$ 0.033	$ 0.033
Debt Type		Convertible Note Payable
Loan #16 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 29, 2023	Jun. 29, 2023
Maturity Date	Jun. 29, 2024	Jun. 29, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	16.00%	16.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #17 [Member]
Short-Term Debt [Line Items]
Issue Date		Aug. 28, 2023
Maturity Date		Nov. 01, 2025
Interest Rate		15.00%
Default Interest Rate		16.00%
Collateral		Unsecured
Conversion Price		$ 0.033
Debt Type		Convertible Note Payable
Loan #17 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 28, 2023	Aug. 28, 2023
Maturity Date	Aug. 28, 2024	Aug. 28, 2024
Interest Rate	15.00%	15.00%
Default Interest Rate	16.00%	16.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0330	$ 0.0330
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #18 [Member]
Short-Term Debt [Line Items]
Issue Date		Jan. 23, 2025
Maturity Date		Aug. 31, 2025
Interest Rate		17.50%
Default Interest Rate		4.50%
Collateral		Unsecured
Debt Type		Notes Payable
Loan #18 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jan. 23, 2025	Jan. 23, 2025
Maturity Date	Aug. 31, 2025	Aug. 31, 2025
Interest Rate	17.50%	17.50%
Default Interest Rate	4.50%	4.50%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #19 [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 10, 2024
Maturity Date		Sep. 10, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #19 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Default Interest Rate	15.00%	15.00%
Loan #19 [Member] | Debt [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 10, 2024	Sep. 10, 2024
Maturity Date	Sep. 10, 2027	Sep. 10, 2027
Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable - Related Party	Convertible Note Payable - Related Party
Loan #20 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #20 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #21 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #21 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #22 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #22 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #23 [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #23 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #24 [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #24 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #25 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2025
Maturity Date		Sep. 05, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #25 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable	Convertible Note Payable
Loan #26 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 10, 2021
Maturity Date		Sep. 10, 2026
Interest Rate		8.99%
Default Interest Rate		20.00%
Collateral		Vehicle
Debt Type		Notes Payable
Loan #26 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 10, 2021	Sep. 10, 2021
Maturity Date	Sep. 10, 2026	Sep. 10, 2026
Interest Rate	8.99%	8.99%
Default Interest Rate	20.00%	20.00%
Collateral	Vehicle	Vehicle
Debt Type	Note Payable	Note Payable
Loan #27 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 10, 2021
Maturity Date		Sep. 10, 2026
Interest Rate		8.99%
Collateral		Vehicle
Debt Type		Notes Payable
Loan #27 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 10, 2021	Sep. 10, 2021
Maturity Date	Sep. 10, 2026	Sep. 10, 2026
Interest Rate	8.99%	8.99%
Default Interest Rate	20.00%	20.00%
Collateral	Vehicle	Vehicle
Debt Type	Note Payable	Note Payable
Loan #28 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Convertible Note Payable
Loan #28 [Member] | Debt [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Issue Date	Sep. 04, 2024	Sep. 04, 2024
Maturity Date	Sep. 04, 2027	Sep. 04, 2027
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Conversion Price	$ 0.0134	$ 0.0134
Debt Type	Convertible Note Payable - Related Party	Convertible Note Payable - Related Party
Loan #29 [Member]
Short-Term Debt [Line Items]
Issue Date		Jun. 15, 2018
Maturity Date		Jun. 21, 2024
Interest Rate		18.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Notes Payable
Loan #29 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 15, 2018	Jun. 15, 2018
Maturity Date	Jun. 21, 2024	Jun. 21, 2024
Interest Rate	18.00%	18.00%
Default Interest Rate	18.00%	18.00%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #30 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Notes Payable
Loan #30 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 18, 2025	Apr. 18, 2025
Maturity Date	Apr. 18, 2026	Apr. 18, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #31 [Member]
Short-Term Debt [Line Items]
Issue Date		Sep. 04, 2024
Maturity Date		Sep. 04, 2027
Interest Rate		15.00%
Default Interest Rate		0.00%
Collateral		Unsecured
Debt Type		Notes Payable
Loan #31 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 15, 2025	Jun. 15, 2025
Maturity Date	Jun. 15, 2026	Jun. 15, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #32 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jul. 14, 2025	Jul. 14, 2025
Maturity Date	Jul. 14, 2026	Jul. 14, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #33 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Aug. 25, 2025	Aug. 25, 2025
Maturity Date	Aug. 25, 2026	Aug. 25, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	Unsecured	Unsecured
Debt Type	Note Payable	Note Payable
Loan #34 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 09, 2022	Jun. 09, 2022
Maturity Date	Jun. 09, 2029	Jun. 09, 2029
Interest Rate	5.00%	5.00%
Default Interest Rate	0.00%	0.00%
Collateral	Building	Building
Debt Type	Mortgage Notes Payable	Mortgage Notes Payable
Loan #35 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Jun. 09, 2022	Jun. 09, 2022
Maturity Date	Jun. 09, 2029	Jun. 09, 2029
Interest Rate	5.00%	5.00%
Default Interest Rate	0.00%	0.00%
Collateral	Building	Building
Debt Type	Mortgage Notes Payable	Mortgage Notes Payable
Loan #36 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Nov. 15, 2023	Nov. 15, 2023
Maturity Date	Oct. 01, 2025	Oct. 01, 2025
Interest Rate	1.00%	1.00%
Default Interest Rate	1.00%	1.00%
Collateral	Building	Building
Debt Type	Note Payable	Note Payable
Loan #37 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	Apr. 15, 2025	Apr. 15, 2025
Maturity Date	Apr. 15, 2026	Apr. 15, 2026
Interest Rate	15.00%	15.00%
Default Interest Rate	15.00%	15.00%
Collateral	All Assets	All Assets
Debt Type	Note Payable	Note Payable
Loan #38 [Member] | Debt [Member]
Short-Term Debt [Line Items]
Issue Date	May 22, 2025	May 22, 2025
Maturity Date	May 22, 2026	May 22, 2026
Interest Rate	15.00%	15.00%
Collateral	All Assets	All Assets
Debt Type	Note Payable	Note Payable